Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Allspring Funds Trust:

In planning and performing our audits of the financial statements of Allspring Disciplined U.S. Core Fund (formerly, Wells Fargo Disciplined U.S. Core Fund), Allspring Discovery All Cap Growth Fund (formerly, Wells Fargo Omega Growth Fund), Allspring Discovery Large Cap Growth Fund (formerly, Wells Fargo Endeavor Select Fund), Allspring Growth Fund (formerly, Wells Fargo Growth Fund), Allspring Large Cap Core Fund (formerly, Wells Fargo Large Cap Core Fund), Allspring Large Cap Growth Fund (formerly, Wells Fargo Large Cap Growth Fund), Allspring Large Company Value Fund (formerly, Wells Fargo Large Company Value Fund), Allspring Premier Large Company Growth Fund (formerly, Wells Fargo Premier Large Company Growth Fund), and Allspring Special Large Cap Value Fund (formerly, Wells Fargo Classic Value Fund) (collectively, the “Funds”), nine of the funds comprising Allspring Funds Trust (formerly, Wells Fargo Funds Trust), as of and for the year ended July 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of July 31, 2022.

This report is intended solely for the information and use of management and the Board of Trustees of Allspring Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/KPMG LLP

Boston, Massachusetts

September 27, 2022